Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee (as a percent)	10.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 3,524	$ 3,808	$ 4,167
Pension Contributions, Percent of Employees Salary (as a percent)	5.00%
Pension Contributions	$ 82
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan Annual Contribution Percentage of Employees Salary (as a percent)	15.00%
Defined Contribution Plan Contribution Percentage By Employee (as a percent)	7.50%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay (as a percent)	5.00%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan Annual Contribution Percentage of Employees Salary (as a percent)	50.00%
Defined Contribution Plan Contribution Percentage By Employee (as a percent)	10.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay (as a percent)	10.00%
Evercore Europe Plan After July 2011 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan Annual Contribution Percentage of Employees Salary (as a percent)	17.50%